Financial Risk Management and Fair Values of Financial Instruments - Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments (Detail) - TWD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	$ 8,091,523	$ 9,549,328
Lease liabilities	1,079,181	917,452	$ 1,184,183
Guarantee deposits	21,670	1,095
Total	9,192,374	10,467,875
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	846,401	914,159
Lease liabilities	145,594	36,806
Total	991,995	950,965
1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	3,558,597	1,786,842
Lease liabilities	160,146	60,111
Total	3,718,743	1,846,953
3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	2,198,717	6,848,327
Lease liabilities	54,689	57,836
Total	2,253,406	6,906,163
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	1,487,808
Lease liabilities	718,752	762,699
Guarantee deposits	21,670	1,095
Total	$ 2,228,230	$ 763,794